March 20, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Explorer Fund (the Trust)
File No. 2-27203

Commissioners:

Enclosed is the 112th Post-Effective Amendment to the Trust’s Registration Statement on Form
N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this amendment are to (1) disclose a change to the investment advisory arrangements and the principal investment strategies of Vanguard Explorer Fund and (2)
effect a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a)(1), we have designated an effective date of
May 19, 2017, for this amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to
Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

Please contact me at (610) 669-4294 with any questions or comments concerning the enclosed
Amendment.

Sincerely,

Michael J. Drayo
Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc: Asen Parachkevov, Esq.
U.S. Securities and Exchange Commission